Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Commitments and contingencies

16. Commitments and contingencies

(a)    Operating lease agreement

The Group leases its offices and warehouses to store its cabinets and power banks under non-cancellable operating lease agreements. The Group recognizes rental expense under such arrangements on a straight-line basis over the lease term. Rental expense amounted to RMB18,585, RMB34,682 and RMB41,902 for the years ended December 31, 2019, 2020 and 2021, respectively, and were charged to the consolidated statements of comprehensive income/(loss) when incurred.

As of December 31, 2021, future minimum payments under these non-cancellable agreements are as follows:

RMB
As of December 31, 2021
2022	23,457
2023	5,349
2024	173
Total	28,979

(b)    Capital commitments

The Group’s capital commitments primarily relate to commitments on purchase of cabinets and power banks. As of December 31, 2020 and 2021, capital commitments relating to purchase of cabinets and power banks were approximately RMB50,348 and RMB80,147, respectively.

(c)    Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of December 31, 2020 and 2021, the Group is not a party to any material legal or administrative proceedings.

In February 2021, Mr. Mars Guangyuan Cai, the founder and chief executive officer of the Company who, as one of the Nominee Shareholders, holds 62% equity interest of Shanghai Zhixiang, received a lawsuit filed by two individuals alleging that Mr. Cai had failed to fulfil an alleged promise Mr. Cai was claimed to have made when Shanghai Zhixiang had not been incorporated to gift 3% equity interest of Shanghai Zhixiang to the plaintiffs. On January 25, 2022, the case was ruled in favor of Mr. Mars Guangyuan Cai by a court of competent jurisdiction in the PRC as the final verdict. This lawsuit did not have any impact on the Company's consolidated financial statements.